Trade receivables and others (Details) € in Thousands		12 Months Ended
	Aug. 31, 2022 loan	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2023 EUR (€) loan	Dec. 31, 2022 loan	Dec. 31, 2022 loan_agreement
Disclosure of financial assets [Line Items]
Other receivables		€ 61	€ 814		€ 104
Research tax credit		25,904	10,310		29,755
Other tax credits		361	333		360
Prepaid expenses		4,672	2,582		5,693
VAT refund		1,614	1,170		1,037
Trade account receivables		3,080	846		15,233
Prepayments made to suppliers		2,652	2,364		3,374
Receivables and others - current		38,345	18,420		55,557
Research tax credit		13,018	29,821		9,800
Prepaid expenses		1,081	0		754
Receivables and others - non-current		14,099	29,821		10,554
Trade receivables and others		52,445	48,241		66,111
Income from research tax credit 2019, maturity				3 years
Income from research tax credit 2019				€ 16,737
Income from research tax credit 2021			€ 10,302
Income from research tax credit 2022		9,167
IPH6101 agreement, with Sanofi
Disclosure of financial assets [Line Items]
Trade account receivables					€ 15,000
2015 monalizumab agreement, with AstraZeneca
Disclosure of financial assets [Line Items]
Trade account receivables		1,775
IPH5201 agreement, with AstraZeneca
Disclosure of financial assets [Line Items]
Trade account receivables		€ 1,303
PGE loan agreement, Societe Generale and BNP Paribas
Disclosure of financial assets [Line Items]
Borrowing, number of loan agreement	2				2	2	2
Borrowing, maturity	5 years	5 years
Guarantees
Disclosure of financial assets [Line Items]
Prepaid expenses		€ 1,256			€ 1,005